SHARE-BASED PAYMENTS - Number of Options and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 Option $ / shares	Dec. 31, 2024 Option $ / shares	Dec. 31, 2024 shares Option $ / shares	Dec. 31, 2023 Option $ / shares	Dec. 31, 2023 Option $ / shares	Dec. 31, 2023 Option shares $ / shares
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year	3,894		3,894	5,259
Number of options, expired and forfeited | Option	(1,275)			(1,365)
Number of options, outstanding at end of year	2,619		2,619	3,894		3,894
Number of options, exercisable at end of year | Option	2,525	2,525	2,525	3,455	3,455	3,455
Weighted average of exercise price, outstanding at beginning of year		$ 6,324.5			$ 6,390
Weighted average of exercise price, expired and forfeited		6,277.89			6,560.75
Weighted average of exercise price, outstanding at end of year		6,329.96			6,324.5
Weighted average of exercise price, exercisable at end of year	$ 6,310.15	$ 6,310.15	$ 6,310.15	$ 6,228.5	$ 6,228.5	$ 6,228.5